Statement of Shareholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2015	May. 04, 2015	Mar. 31, 2015	Mar. 03, 2015
Statement of Stockholders' Equity [Abstract]
Founders' shares, par value	$ 0.001		$ 0.001	$ 0.0001
Founders' shares, issued value per share		$ 0.10	$ 0.10	$ 0.002